As filed with the Securities and Exchange Commission on April 20, 2009
                       1933 Act Registration No. 333-77993
                       1940 Act Registration No. 811-09277

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]
                                                                      -----
          Pre-Effective Amendment No.     [     ]                    [     ]
                                           -----                      -----
          Post-Effective Amendment No.    [  X  ]                    [  14]
                    and/or                 -----                      -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

          Amendment No.   [  X  ]                    [  14  ]
                           -----                      -----
                          (Check appropriate box or boxes)


                                VIKING MUTUAL FUNDS
                                -------------------
                 (Exact Name of the Registrant as Specified in Charter)
                                116 1st St SW  Suite C
                             Minot, North Dakota 58701
                     (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (701) 852-1264

                          Shannon D. Radke, President
                              Viking Mutual Funds
                              116 1st St SW  Suite C
                           Minot, North Dakota 58701

       Copy to:
                                Fatima Sulaiman Esq.
                                Donald W. Smith, Esq.
                                K & L Gates LLP
                               1601 K Street, N.W.

                            Washington, D.C. 20006-1600
                    (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective (check appropriate box)
   [ ]immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [x] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

Explanatory Note

     The primary purpose of this filing is to obtain series and class identifiers for: Viking Tax-Free Fund for North Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund.

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Tax-Free Fund for Montana
     --------------------------------
     Viking Tax-Free Fund for North Dakota
     -------------------------------------
     Viking Large-Cap Value Fund
     ---------------------------
     Viking Small-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

Signature Pages

Exhibits


PROSPECTUS  May ___, 2009

Viking Mutual Funds
P.O. Box 500
Minot, ND  58702




This prospectus describes four funds managed by Viking Fund Management, LLC:


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund


Mutual funds:
*	are not insured by the FDIC or any other government agency
*	have no bank guarantees
*	may lose value, so an investor may lose money


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

Page

VIKING TAX-FREE FUND FOR MONTANA	1
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	1
PRINCIPAL RISK FACTORS	2
PERFORMANCE	3
FEE AND EXPENSE INFORMATION	4
FINANCIAL HIGHLIGHTS	7
VIKING TAX-FREE FUND FOR NORTH DAKOTA	8
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	8
PRINCIPAL RISK FACTORS	9
PERFORMANCE	10
FEE AND EXPENSE INFORMATION	11
FINANCIAL HIGHLIGHTS	14
VIKING LARGE-CAP VALUE FUND	15
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	15
PRINCIPAL RISK FACTORS	15
PERFORMANCE	16
FEE AND EXPENSE INFORMATION	17
FINANCIAL HIGHLIGHTS	19
VIKING SMALL-CAP VALUE FUND	20
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	20
PRINCIPAL RISK FACTORS	20
PERFORMANCE	21
FEE AND EXPENSE INFORMATION	23
FINANCIAL HIGHLIGHTS	25
DISTRIBUTIONS AND TAXES	26
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS	26
TAXES	26
MANAGEMENT	27
YOUR ACCOUNT	29
SALES CHARGES	29
SALES CHARGE REDUCTIONS AND WAIVERS	30
BUYING SHARES	31
INVESTOR SERVICES	33
SELLING SHARES	34
ACCOUNT POLICIES	35
QUESTIONS	40
ADDITIONAL INFORMATION	40
ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS	40
STATEMENT OF ADDITIONAL INFORMATION (SAI)	40




VIKING TAX-FREE FUND FOR MONTANA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

*	at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

*	at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*	to refund outstanding obligations;

*	to obtain funds for general operating expenses;

*	to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manager will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years and will maintain a duration at between four and fourteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Fund's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI") for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, energy, mining and the processing of minerals and agricultural/forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa3/BBB- are deemed by rating agencies to be speculative and may involve major risk of exposure to adverse conditions.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Additionally, a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past nine calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1
[Bar Chart]
Year 2000	10.23%
Year 2001	4.48%
Year 2002	9.90%
Year 2003	4.45%
Year 2004	4.05%
Year 2005	1.96%
Year 2006	4.15%
Year 2007	2.96%
Year 2008	-4.66%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 4.89% for the quarter ended September 30, 2002, and its lowest quarterly return was -2.62% for the quarter ended December 31, 2008.

Average Annual Total Returns
For the periods ended December 31, 2008
						Since
						Inception
 	 	 	 	 1-Year    5-Year    (8/3/99)

Return Before Taxes2	        	 -8.26%   0.70%    2.89%
Return After Taxes on Distributions2	 -8.26%   0.70%    2.89%
Return After Taxes on Distributions
and Sale of Fund Shares2		 -6.40%   1.19%    3.10%
Barclays Capital Municipal
      Bond Index3                        -2.47%   2.71%    4.59%

1. The figures do not reflect the sales charge. If they did, the returns would be lower.
2. Figures reflect maximum sales charges. The total returns for the 5 year period and since inception reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns shown would have been higher had the current maximum sales charge been in effect for the stated periods. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Barclays Capital Municipal Bond Index is not managed and incurs no sales charges, expenses, fees or taxes. The Index is comprised of a broad range of investment grade municipal bonds. If you could buy all the securities that make up the Index, you would incur expenses that would affect your investment's return.

FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)	3.75%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)		1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions				None

Redemption Fee (as a percentage of amount
    redeemed, if applicable)				None

Exchange Fee			     	                None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees                                         0.50%
Distribution (12b-1) Fees                               0.25%
Other Expenses                                          0.35%
                                                        ------
Total Annual Fund Operating Expenses                    1.11%

Less Expense Reimbursement2                            (0.03%)
                                                        ------
Net Expenses						1.07%

1 Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.5% for redemptions within 1 year of purchase. (See page 32).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average daily net assets on an annual basis. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses from August 1, 2009 through April 29, 2010 so that the Fund's total annual operating expenses do not exceed 1.07% of its average daily net assets. The contractual fee waiver and expense reimbursement figure and the net expense ratio for the Fund have been restated to reflect the new expense limitation agreement.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Total Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year                   $484

3 Years                  $717

5 Years                  $975

10 Years                $1740





FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Brady, Martz and Associates P.C., whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.




       Viking Tax-Free Fund for Montana

                                                       For the Periods
 			01/01/08-	01/01/07-	01/01/06-	01/01/05-	01/01/04-
			12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
			-------------------------------------------------------------------------

Net asset value,
  beginning of period	$ 9.96	$10.06	$10.04	$10.22	$10.20
			-------------------------------------------------------------------

Income (loss) from
  investment operations:
Net investment income	0.39	0.39	0.39	0.38	0.38
Net realized and unrealized gain
   (loss) on investments	(0.84)	(0.10)	0.02	(0.18)	0.02
			-------------------------------------------------------------------
Total from investment 	(0.45)	0.29	0.41	0.20	0.40
operations		-------------------------------------------------------------------
Less distributions from:
Net investment income	(0.39)	(0.39)	(0.39)	(0.38)	(0.38)
Net realized gains		0.00	0.00	0.00	0.00	0.00
			-------------------------------------------------------------------
Total distributions		(0.39)	(0.39)	(0.39)	(0.38)	(0.38)
			-------------------------------------------------------------------
Net asset value, 		$ 9.12	$9.96	$10.06	$10.04	$10.22
end of period
			-------------------------------------------------------------------
Total return1	 	(4.66)%	2.96%	4.15%	1.96%	4.05%

Ratios/supplemental data:
Net assets, end of period (000's)	$10,586	$9,899	$11,084	$12,408	$12,206
Ratio of net expenses to
  average net assets   	0.85%2	0.76%2 	0.63%2 	0.55%2 	0.41%2
Ratio of net investment income to
   average net assets	4.03%	3.91%	3.87%	3.71%	3.78%
Portfolio turnover rate	14.34%	26.57%	24.39%	24.59%	26.55%



1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average daily net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $25,855, $35,778, $53,771, $65,270 and $80,645. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.10%, 1.11%, 1.08%, 1.06% and 1.06% respectively.






VIKING TAX-FREE FUND FOR NORTH DAKOTA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

*	at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

*	at least 80% of its net assets (including any borrowing for investment purposes) in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*	to refund outstanding obligations;

*	to obtain funds for general operating expenses;

*	to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. When a security no longer meets the Fund's investment criteria, the investment manager will consider selling it.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years and will maintain a duration at between four and fourteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Fund's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI") for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund's investment manager will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa3/BBB- are deemed by rating agencies to be speculative and may involve major risk of exposure to adverse conditions.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Additionally, a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past nine calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1
[Bar Chart]
Year 2000	11.30%
Year 2001	3.26%
Year 2002	10.07%
Year 2003	4.60%
Year 2004	3.76%
Year 2005	2.24%
Year 2006	4.77%
Year 2007	2.77%
Year 2008	-4.89%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 4.91% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.86% for the quarter ended September 30, 2008.


Average Annual Total Returns
For the periods ended December 31, 2008
						Since
						Inception
 	 	 	 	1-Year	5-Year	(8/3/99)

Return Before Taxes2		-8.42%	0.75%	3.03%

Return After Taxes on Distributions2	-8.42%	0.75%	3.03%

Return After Taxes on Distributions
and Sale of Fund Shares2		-6.53%	1.23%	3.23%

Barclays Capital
Municipal Bond Index3		-2.47%	2.71%	4.59%


1. The figures do not reflect the sales charge. If they did, the returns would be lower.
2. Figures reflect maximum sales charges. The total returns for the 5 year period and since inception reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns shown would have been higher had the current maximum sales charge been in effect for the stated periods. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Barclays Capital Municipal Bond Index is not managed and incurs no sales charges, expenses, fees or taxes. The Index is comprised of a broad range of investment grade municipal bonds. If you could buy all the securities that make up the Index, you would incur expenses that would affect your investment's return.



FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)	3.75%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)		1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions				None

Redemption Fee (as a percentage of amount
    redeemed, if applicable)				None

Exchange Fee						None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

       Management Fees				0.50%
Distribution (12b-1) Fees			0.25%
Other Expenses					0.46%
						------
Total Annual Fund Operating Expenses		1.21%

Less Expense Reimbursement2			(0.14%)
						------
Net Expenses					1.07%

1 Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.5% for redemptions within 1 year of purchase. (See page 32).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of the average daily net assets on an annual basis. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses from August 1, 2009 through April 29, 2010 so that the Fund's total annual operating expenses do not exceed 1.07% of its average daily net assets. The contractual fee waiver and expense reimbursement figure and net expense ratio for the Fund has been restated to reflect this new expense limitation agreement.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Total Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$ 494

3 Years			$ 751

5 Years			$1035

10 Years		$1876





FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Brady, Martz and Associates P.C., whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

       Viking Tax-Free Fund for North Dakota

                                                                    For the Periods
	01/01/08-	01/01/07	01/01/06-	01/01/05-	01/01/04-
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	-----------------------------------------------------------------

Net asset value,
  beginning of period	10.10	$10.22	$10.14	$10.29	$10.29
	------	-------------	----------------------------------------------
Income (loss) from
  investment operations:
Net investment income	0.40	0.40	0.39	0.38	0.38
Net realized and unrealized gain
   (loss) on investments	0.88	(0.12)	0.08	(0.15)	0.00
	------	-------------	----------------------------------------------
Total from investment operations	(0.48)	0.28	0.47	0.23	0.38
	------	-------------	----------------------------------------------

Less distributions from:
Net investment income	(0.40)	(0.40)	(0.39)	(0.38)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	0.00
	------	-------------	----------------------------------------------
Total distributions	(0.40)	(0.40)	(0.39)	(0.38)	(0.38)
	------	-------------	----------------------------------------------
Net asset value, end of period	$9.22	$10.10	$10.22	$10.14	$10.29
	------	-------------	----------------------------------------------

Total return1	(4.89)%	2.77%	4.77%	2.24%	3.76%


Ratios/supplemental data:
Net assets, end of period (000's)	$5,054	$5,652	$5,876	$6,541	$6,086
Ratio of net expenses to
  average net assets 	0.85%2	0.77%2	0.62%2	0.52%2 	0.44%2
Ratio of net investment income to
   average net assets 	4.10%	3.92%	3.86%	3.70% 	3.68%
Portfolio turnover rate	30.91%	28.12%	35.84%	17.61%	22.36%




1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average daily net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $19,442, $25,374, $34,667, $41,214, and $40,375. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.21%, 1.20%, 1.18%, 1.16%, and 1.18% respectively.





VIKING LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Large-Cap Value Fund seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of large-capitalization companies. The Fund currently defines large-cap companies as companies with total market capitalization of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has fallen below $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities generally entitle the holder to participate in a company's operating results. These include common stocks and preferred stocks. The Fund's Portfolio Management Team ("Team") invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors.
The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI") for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Additionally, a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past nine calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1
[Bar Chart]
Year 2000	12.67%
Year 2001	-2.73%
Year 2002	-23.08%
Year 2003	23.42%
Year 2004	8.63%
Year 2005	7.76%
Year 2006	15.58%
Year 2007	11.52%
Year 2008	-40.41%


During the periods illustrated in this bar chart, the Fund's highest quarterly return was 17.11% for the quarter ended June 30, 2003 and its lowest quarterly return was -25.85% for the quarter ended December 31, 2008.

Average Annual Total Returns
For the periods ended December 31, 2008
						Since
						Inception
 	 	 	 	1-Year	5-Year	(8/3/99)

Return Before Taxes2		-43.54%	-3.16%	-1.35%

Return After Taxes on Distributions2	-43.75%	-3.64%	-1.69%

Return After Taxes on Distributions	-37.01%	-2.47%	-1.07%
and Sale of Fund Shares2

Russell 1000 Value Index3	-36.85%	-0.79%	0.46%

1. The figures do not reflect the sales charge. If they did, the returns would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Russell 1000 Value Index is not managed and incurs no sales charges, expenses, fees or taxes. This Index is an unmanaged Index considered indicative of the large-cap value-oriented domestic stock market in general and is comprised of stocks in the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth values. If you could buy all the securities that make up the Index, you would incur expenses that would affect your investment's return.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)	5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)		1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions				None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)					None

Exchange Fee						None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees					0.70%
Distribution (12b-1) Fees			0.25%
Other Expenses					0.61%
						-------
Total Annual Fund Operating Expenses		1.56%



1 Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.5% for redemptions within 1 year of purchase. (See page 32).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.20% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Total Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$677

3 Years			$1003

5 Years			$1,362

10 Years		$2,430


*The contractual waiver and reimbursement arrangement with the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 3, 5 and 10 Year examples reflect the waiver only for the first year.



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Brady, Martz and Associates P.C., whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.




       Viking Large-Cap Value Fund

                                     For the Periods
	01/01/08-	01/01/07	01/01/06-	01/01/05-	01/01/04-
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	-----------------------------------------------------------------
Net asset value,
  beginning of period	$13.19	$13.09	$11.64	$10.88	$10.06
	------	-------------	----------------------------------------------
Income (loss) from
  investment operations:
Net investment income	0.20	0.27	0.14	0.08	0.05
Net realized and unrealized gain
   (loss) on investments	(5.53)	1.24	1.67	0.76	0.82
	------	-------------	----------------------------------------------
Total from investment operations	(5.33)	1.51	1.81	0.84	0.87
	------	-------------	----------------------------------------------

Less distributions from:
Net investment income	(0.20)	(0.27)	(0.14)	(0.08)	(0.05)
Net realized gains	0.00	(1.14)	(0.22)	0.00	0.00
	------	-------------	----------------------------------------------
Total distributions	(0.20)	(1.41)	(0.36)	(0.08)	(0.05)
	------	-------------	----------------------------------------------
Net asset value, end of period	$7.66	$13.19	$13.09	$11.64	$10.88
	------	-------------	----------------------------------------------
Total return1	(40.41)%	11.52%	15.58%	7.76%	8.63%


Ratios/supplemental data:
Net assets, end of period (000's)	$3,237	$4,840	$4,286	$3,636	$3,088
Ratio of net expenses to
  average net assets	1.20%2	1.35%2	1.35%2	1.34%2	1.34%2
Ratio of net investment income to
   average net assets	1.84%	2.01%	1.18%	0.81%	0.47%
Portfolio turnover rate	 61.86%	35.23%	22.53%	37.51%	25.7%





1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average daily net assets on an annual basis. The contractual agreement was amended on December 5, 2007 so that the Fund's total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $16,816, $17,059, $17,512, $15,575, and $14,372. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.56%, 1.70%, 1.78%, 1.82%, and 1.84% respectively.






VIKING SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Small-Cap Value Fund ("the Fund") seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowing for investment purposes) in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market capitalization of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are dominant in their respective industry niches. Equity securities generally entitle the holder to participate in a company's operating results. These include common stocks and preferred stocks. The Fund's Portfolio Management Team ("Team") invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are high quality companies, those with dominant and growing business franchises, strong balance sheets and predictable cash flows. The Team attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the Team employs a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. The Team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI") for more information.

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment objective. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments goes down, so does its share price. Similarly, when the value of the Fund's investments goes up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The Team's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective. With a value approach, there is also the risk that the stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Additionally, a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past seven calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS1
[Bar Chart]
Year 2002	-8.87%
Year 2003	32.94%
Year 2004	17.86%
Year 2005	4.18%
Year 2006	14.02%
Year 2007	2.41%
Year 2008	-27.12%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 13.96% for the quarter ended June 30, 2003 and its lowest quarterly return was -22.97% for the quarter ended December 31, 2008.

Average Annual Total Returns
For the periods ended December 31, 2008
						Since
						Inception
 	 	 	 	1-Year	5-Year	(05/03/01)

Return Before Taxes2		-30.94%	-0.20%	2.75%

Return After Taxes on Distributions2	-31.00%	-0.72%	2.40%

Return After Taxes on Distributions	-26.30%	-0.01%	2.48%
and Sale of Fund Shares2

Russell 2000 Value Index3	-28.92%	0.27%	4.53%

1. The figures do not reflect the sales charge. If they did, the returns would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3. The Russell 2000 Value Index is not managed and incurs no sales charges, expenses, fees or taxes. The Index is an unmanaged Index considered indicative of the small-cap value-oriented domestic stock market in general and is comprised of stocks in the Russell 2000 Index that have lower price-to-book ratios and lower forecasted growth values. If you could buy all the securities that make up the Index, you would incur expenses that would affect your investment's return.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)	5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)		1.50%1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions				None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)					None

Exchange Fee						None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees				1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses				0.71%
					-------
Total Annual Fund Operating Expenses2	1.96%




1 Investments for which the initial sales charge was waived and your investment representative was paid a commission will be subject to a limited contingent deferred sales charge of 1.5% for redemptions within 1 year of purchase. (See page 32).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.50% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Total Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year		  $  715

3 Years		  $1,125

5 Years		  $1,577

10 Years  	  $2,919


*The contractual waiver and reimbursement arrangement with the investment manager, if not extended, will terminate on August 1, 2009. Accordingly the 3, 5 and 10 Year examples reflect the waiver only for the first year.



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Brady, Martz and Associates P.C., whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.



						Viking Small-Cap Value Fund

                                    For the Periods
	01/01/03-	01/01/07	01/01/06-	01/01/05-	01/01/04-
	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04
	-----------------------------------------------------------------
Net asset value,
  beginning of period	$14.85	$15.43	$14.32	$14.40	$12.43
	------	-------------	----------------------------------------------

Income (loss) from
  investment operations:
Net investment income (loss)	0.06	0.02	0.01	(0.03)	(0.06)
Net realized and unrealized gain
  (loss) on investments	(4.09)	0.35	2.00	0.63	2.28
	------	-------------	----------------------------------------------
Total from investment operations	(4.03)	0.37	2.01	0.60	2.22
	------	-------------	----------------------------------------------

Less distributions from:
Net investment income	(0.06)	(0.02)	(0.01)	0.00	0.00
Net realized gains	0.00	 (0.93)	(0.89)	(0.68)	(0.25)
	------	-------------	----------------------------------------------
Total distributions	(0.06)	 (0.95)	(0.90)	(0.68)	(0.25)
	------	-------------	----------------------------------------------
Net asset value, end of period	$10.76	$14.85	$15.43	$14.32	$14.40
	------	-------------	----------------------------------------------

Total return1	(27.12)%	2.41%	14.02%	4.18%	17.86%


Ratios/supplemental data:
Net assets, end of period (000's)	$3,119	$3,818	$3,243	$2,509	$1,715
Ratio of net expenses to
  average net assets	1.50%2	1.65%2	1.65%2	1.65%2	1.65%2
Ratio of net investment income to
  average net assets	0.47%	0.16%	0.08%	(0.21)%	(0.46)%
Portfolio turnover rate	71.46%	46.19%	36.96%	21.93%	15.39%




1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average daily net assets on an annual basis. The contractual agreement was amended on December 5, 2007 so that the Fund's total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,974, $18,509, $17,847, $15,661, and $14,316. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.96%, 2.15%, 2.23%, 2.39%, and 2.63% respectively.





DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund") each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

Viking Large-Cap Value Fund ("Large-Cap Fund") and Viking Small-Cap Value Fund ("Small-Cap Fund") each intend to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by each Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Funds' distributions will vary. The amount of the Funds' distributions will vary, and there is no guarantee each Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of a Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. A Fund will reinvest distribution checks (and future distributions) in shares of that Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

Generally, income dividends of a Tax-Free Fund that represent interest received from municipal securities is not taxable to shareholders. However, a portion of the income exempt from federal income tax may be subject to state and local income tax. Additionally, a Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or state income tax. Any interest from portfolio holdings in "private activity bonds" is an item of tax preference for purposes of the federal alternative minimum tax. The tax exemption of a Tax-Free Fund's dividends from federal income tax and, if applicable, Montana or North Dakota state or local personal income taxes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the state and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Tax-Free Funds are not appropriate investments for qualified retirement plans and individual retirement accounts.

A portion of the income dividends paid to you by the Large-Cap Fund or Small-Cap Fund may be qualified dividends subject to taxation at the long-term capital gain rate. In general, income dividends from portfolio investments in the stock of domestic corporations and qualified foreign corporations are permitted this favored federal tax treatment. Distributions of qualified dividends are eligible for the reduced rate of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend. Distributions of income (other than exempt-interest dividends and qualified dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, and not when a shareholder bought shares of the Fund, or whether the shareholder reinvested distributions.

When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

Please keep in mind that if you invest in a Fund shortly before the record date of a distribution (other than a distribution of tax-exempt interest by a Tax-Free Fund), the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December. Because everyone's tax situation is unique, please consult your tax adviser before investing.

MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 116 1st St SW Suite C, Minot, North Dakota 58701, is the Funds' investment manager.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis since the Funds' inception. For the twelve months ended December 31, 2008, each Fund paid Viking Management advisory fees as follows: Tax-Free Fund for Montana paid 0.50% as a percentage of average net assets, Tax-Free Fund for North Dakota paid 0.50% as a percentage of average net assets, Large-Cap Value Fund paid 0.70% as a percentage of average net assets and Small-Cap Value Fund paid 0.99% as a percentage of average net assets.

Under a sub-advisory agreement between Fox Asset Management LLC ("Fox") and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap
Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp.
and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey, 07701. As of March 31, 2009, Fox managed assets of more than $1.6 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap
Fund under a multiple-manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 73 years. Mr. William E. Dodge, CFA, Lead Portfolio Manager, who joined Fox in 2005, serves as the Chief Executive Officer and Chief Investment Officer of Fox. Prior to joining Fox, Mr. Dodge was with
Nine Gates Capital Management, an investment firm he founded in 2003. From 1999 to 2002, he was President and Chief Investment Officer of Delaware Investment Advisers, Inc. Mr. Bradley S. Daniels, CFA, Managing Director and Director of Research, joined Fox in 2006. From May 2004 until 2006,
Mr. Daniels was a Senior Equity Analyst at Rorer Asset Management. Previously he worked at Schlarbaum Capital Management LP and Miller Anderson & Sherrerd/ Morgan Stanley. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Fox has served as sub-adviser to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $25 million and 0.35% to the Fund's daily net assets in excess of $25 million.

Fox provides its services to the Small-Cap Fund under a multiple manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 49 years. Mr. Gregory Greene, CFA, serves as Lead Portfolio Manager for the Small-Cap Fund. Mr. Greene, who joined Fox in 1998, serves as Managing Director at Fox, and as a member of the Mid-Cap Management Team at Fox which he founded in 2001. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Mr. Robert J. Milmore, CFA, who joined Fox in 2005, is a Vice President at Fox. He was formerly a Manager of International Treasury at Cendant Corporation, Vice President and Senior Equity analyst at Arnhold & S. Bleichroder and Morgan Stanley Dean Witter. Fox has served as sub-adviser to the Fund since the Fund's
inception.    As compensation for its services to the Fund, Viking Management pays Fox monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $5 million, 0.45% to the Fund's daily net assets on the next $10 million, 0.50% to the Fund's daily net assets on the next $10 million, 0.55% to the Fund's daily net assets on the next $10 million and 0.60% to the Fund's daily net assets in excess of $35 million.

A discussion regarding the basis for the Board of Trustees' approval of the advisory and sub-advisory agreements is available in the Trust's semi-annual report to shareholders for the six months ending June 30, 2008 and will be available in the next semi-annual report to shareholders for the six months ending June 30, 2009.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

YOUR ACCOUNT

SALES CHARGES

					The sales charge		Which equals
					makes up this % of		this % of your
When you invest this amount			the offering price		investment*
-----------------------------------------------------------------------------------------------------------------------

TAX-FREE FUNDS
Less than $50,000			3.75%				3.90%
$50,000 but less than $100,000		3.50%				3.63%
$100,000 but less than $250,000		3.25%				3.36%
$250,000 but less than $500,000		2.75%				2.83%
$500,000 but less than $1,000,000	2.00%				2.04%
$1,000,000 or more			NONE				NONE


LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND
Less than $50,000			5.25%				5.54%
$50,000 but less than $100,000		4.50%				4.71%
$100,000 but less than $250,000		3.75%				3.90%
$250,000 but less than $500,000		3.00%				3.09%
$500,000 but less than $1,000,000	2.00%				2.04%
$1,000,000 or more			NONE				NONE

---------------
*   Rounded to nearest one-hundredth percent.

Limited Contingent Deferred Sales Charge. Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1.50% if they redeem those shares within one year of purchase. Your investment will be subject to this contingent deferred sales charge if:
*	You purchased $1 million or more of Fund shares and the Fund's distributor paid your investment representative a commission;
*	You purchased Fund shares subject to a sales charge waiver, and the
Fund's distributor paid your investment representative a commission.
In the case of a partial redemption, the contingent deferred sales charge is calculated as if any shares not subject to the charge are redeemed first and shares subject to the contingent deferred sales charge are then redeemed in the order purchased.
The limited contingent deferred sales charge only applies if you redeem these shares within the first year of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less.
Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.

Sub-Accounting Fee. The Funds' administrator may pay certain financial institutions a sub-accounting fee for administration of omnibus accounts or retirement plan accounts. Any such payments would be paid by Viking Fund Management and would not be an expense of the Funds.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

Cumulative Quantity Discount - lets you combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Your retirement plan accounts, family trust accounts and solely-controlled business accounts may also be included.

Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Viking Mutual Funds, at the time of purchase, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. The eligible accounts may include accounts held through other financial intermediaries or by related parties such as a spouse, children under the age of 21 and grandchildren under the age of 21.

Reinstatement Privilege. If you sell shares of a Viking Mutual Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Sales Charge Waivers. Shares may be purchased without an initial sales charge by particular classes of investors. If you would like information about available sales charge waivers, call your investment representative or call Viking Shareholder Services at 1-800-933-8413. A list of available sales charge waivers also may be found in the SAI.

BUYING SHARES

Minimum Investments
-----------------------------------------------------------------
	Initial	Additional
-----------------------------------------------------------------
Regular Accounts
	$500	$25
-----------------------------------------------------------------
UGMA/UTMA accounts
	$250	$25
-----------------------------------------------------------------
IRAs, Roth IRAs, Education IRAs or IRA rollovers
	$250	$25
-----------------------------------------------------------------
Retirement Accounts
 (other than IRAs, Roth IRAs, Education IRAs or IRA rollovers)
	$25	$25

-----------------------------------------------------------------
Automatic Investment Plan
	$25	$25


Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Customer Identification Procedures. The Funds are required under the USA Patriot Act of 2001 to adopt certain polices and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number and permanent street address (not a P.O. Box) to assist in verifying your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Fund to close or suspend further activity in an account.

Buying shares
---------------------------------------------------------------------------
	Opening an account	Adding to an account
---------------------------------------------------------------------------
Through your investment
representative
	Contact your investment	Contact your investment
	representative.		representative.
---------------------------------------------------------------------------
By Mail
	Make your check payable to the	Make your check payable to the
	Fund in which you are investing.	Fund in which you are investing.
					Include your account number on
	Mail the check and your signed	the check.
	application to Shareholder
	Services.				Fill out the deposit slip from your
					confirmation statement.  If you do not
					have a slip, include a note with
					your name, the Fund name, and
					your account number.

					Mail the check and deposit slip or
					note to Shareholder Services.
---------------------------------------------------------------------------
By Wire
	Call to receive wire instructions.	Call to receive wire instructions.

	Mail your signed application to	To make a same day wire invest-
	Shareholder Services.		ment, please call us by 1:00
					central time and make sure your
	To make a same day wire invest-	wire arrives by 3:00 p.m.
	ment, please call us by 1:00 p.m.
	central time and make sure your
	wire arrives by 3:00 p.m.
---------------------------------------------------------------------------
By Exchange
	Call Shareholder Services at the 	Call Shareholder Services at the
	number below, or send signed	number below, or send signed
	written instructions.		written instructions.
---------------------------------------------------------------------------




Viking Shareholder Services

Mailing Address					For overnight
deliveries:
P.O. Box 500					116 1st St SW Suite C
Minot, ND 58702 					Minot, ND  58701

Call 701-852-1264 or toll free: 800-933-8413
Monday through Friday 8:30 a.m. to 5:00 p.m. CST

INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

No-Fee IRAs. Viking Mutual Funds offers a variety of IRAs for individuals free from any custody fees. Sales charges and operating expenses of the Funds are still applicable. The IRAs require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 800-933-8413 or 701-852-1264.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

*	you are selling more than $100,000 worth of shares;

*	you want your proceeds paid to someone who is not a registered owner;

*	you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

*	you have changed the address on your account by phone within the last 15 days.

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days. A certified or cashier's check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

IRAs. You may need to complete additional forms to sell shares in a Viking Mutual Funds' IRA. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Shareholder Services at 800-933-8413 or 701-852-1264 for details.

Selling shares
----------------------------------------------------------------------------

Through your	Contact your investment representative
investment
representative
----------------------------------------------------------------------------
By Mail	Send written instructions and endorsed share certificates (if
	you hold share certificates) to Shareholder Services.
	Corporate, partnership or trust accounts may need to send additional documents.

	Specify the Fund, the account number and the dollar value or Number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

	A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

----------------------------------------------------------------------------
By Phone	As long as your transaction is for $100,000 or less, you do
	not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

	A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

----------------------------------------------------------------------------
By Wire	You can call or write to have redemption proceeds of $1,000
	or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

	Before requesting a wire, please make sure we have your bank Account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

	Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

----------------------------------------------------------------------------
By Exchange	Obtain a current prospectus for the Fund you are considering.

	Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

	If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.


Viking Shareholder Services

Mailing Address:					For overnight
						deliveries:
       P.O. Box 500					116 1st St SW Suite C
       Minot, ND 58702 				Minot, ND  58701

Call 701-852-1264 or toll free: 800-933-8413
Monday through Friday 8:30 a.m. to 5:00 p.m. CST

ACCOUNT POLICIES

Calculating Share Price.  Each Fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. NAV is calculated by dividing a Fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. The effect of fair valuation is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by a method approved by the Board of Trustees. Fair value methods are estimates and the use of fair value prices may cause a Fund's NAV to differ from the NAV that would be calculated using other methods of valuation. With respect to any portion of a Fund's assets that are invested in one or more other mutual funds, the Fund's NAV is calculated based upon the NAVs of the mutual funds in which the Fund invests. The prospectuses for these other funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed based on the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Funds' financial reports every six months.

The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Market Timing Policy. "Market Timing" typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund's NAV does not fully reflect the value of the fund's holdings -
- for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible.

Market timing can be disruptive to the fund's efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of the fund and increase taxes, all of which could reduce the return to fund shareholders.

Viking Mutual Funds (the "Funds") discourage frequent trading of Fund shares and will not enter into agreements to accommodate frequent purchases or exchanges. Further, the Funds and Viking Fund Management, LLC ("Management") (the Funds' transfer agent) have adopted the following guidelines:

    . Management will review transaction activity to identify transactions that may signal excessive trading.

    . Management may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Management may consider the trading history of accounts under common ownership or control in this determination.

    . Management is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading. Accordingly, Management may not be able to determine whether trading in combined orders or in omnibus accounts is contrary to the Funds' policies. Management reserves the right to reject combined or omnibus orders in whole or in part.

    . Management seeks the cooperation of broker-dealers and other financial intermediaries by requesting information regarding the identity of specific investors and restricting the ability of particular investors to purchase Fund shares.

    . While Management applies the above policies, there is no guarantee that all market timing will be detected.

Additional Policies. Please note that the Funds maintain additional policies and reserve certain rights, including:

*	The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.
*	At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
*	The Funds may modify or discontinue the exchange privilege on 60 days'
notice.
*	The Funds are not available for purchase in every jurisdiction.  Please consult your investment representative or Viking Shareholder Services concerning the availability of a particular Fund.
*	The Funds reserve the right to satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders.
*	To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Viking Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

TAX-FREE FUNDS

Commission(%)
Investment under $50,000				3.00%
$50,000 but under $100,000				2.75%
$100,000 but under $250,000				2.50%
$250,000 but under $500,000				2.00%
$500,000 but under $1,000,000			1.50%
$1,000,000 or more					0.75%
12b-1 fee to dealer					0.25%

LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND

Commission(%)
Investment under $50,000				4.50%
$50,000 but under $100,000				3.75%
$100,000 but under $250,000				3.00%
$250,000 but under $500,000				2.25%
$500,000 but under $1,000,000			1.50%
$1,000,000 or more					1.00%
12b-1 fee to dealer					0.25%

TRUSTEES

Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW, Suite C
Minot, ND 58701

SUB-ADVISER
(For the Large-Cap Value Fund and
Small-Cap Value Fund)
Fox Asset Management LLC
331 Newman Springs Road, Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW, Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank and Trust
2200 15th Street SW
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
116 1st St SW, Suite C
Minot, ND  58701

LEGAL COUNSEL
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501


QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 500, Minot, ND 58702. Overnight deliveries should be sent to 116 1st St SW Suite C, Minot, ND 58701. You can also call us at 701-852-1264 or toll free at 800-933-8413. Office hours are Monday through Friday 8:30 a.m. to 5:00 p.m. CST.

ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of market conditions and Fund strategies that significantly affected the Fund's performance during the reporting period as well as financial statements, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about each Fund, its investments and policies.
It is incorporated by reference, so it is legally a part of this prospectus.

For a free copy of the current annual/semi-annual report or the SAI, please contact your investment representative, call us at the number below, or access it from the Funds' website at: www.vikingfunds.com.

VIKING SHAREHOLDER SERVICES
800-933-8413
701-852-1264

Information about each Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



SEC File No.  811-9277


VIKING MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
May ___, 2009


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund


Viking Mutual Funds
P.O. Box 500
Minot, ND 58702
800-933-8413


Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North
Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund (each a
Fund) are mutual funds that offer shares pursuant to a prospectus dated May ___, 2009. This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds prospectus. The Funds prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds prospectus.

The audited financial statements and auditors report in Viking Mutual
Funds Annual Report to Shareholders, for the fiscal year ended December 31, 2008, are incorporated by reference into this SAI (are legally a part of this SAI).

For a free copy of the current prospectus or annual report contact your investment representative, call 800-933-8413 or you may access the prospectus and semi-annual/annual reports from the Funds website at www.vikingfunds.com.

Mutual funds:
* are not insured by the FDIC or any other government agency;
* have no bank guarantees;
* may lose value, so an investor may lose money


TABLE OF CONTENTS


INVESTMENT RESTRICTIONS	2
Tax-Free Fund	3
Large-Cap Fund	4
Small-Cap Fund	5
DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS	7
TRUSTEES AND OFFICERS	16
PORTFOLIO HOLDINGS INFORMATION	19
MANAGEMENT AND OTHER SERVICES	21
PORTFOLIO TRANSACTIONS	26
TAXATION OF THE FUNDS	28
ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS	29
BUYING AND SELLING SHARES	30
PRICING SHARES	37
The Underwriter	38
PERFORMANCE	41
DESCRIPTION OF BOND RATINGS	41
FOX ASSET MANAGEMENT PROXY VOTING POLICY	44


INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of a Funds outstanding shares or (ii) 67% or more of a Funds shares present at a shareholder meeting if more than 50% of the Funds outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with the preservation of capital. The Funds investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with the preservation of capital. The Funds investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The following fundamental restrictions apply to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund).

Tax-Free Fund
A Tax-Free Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

 4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

7. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

8. Invest in companies for the purpose of exercising control or management.

9. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

10. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

11. Invest in foreign securities.

The Viking Large-Cap Value Fund seeks long-term total return and capital preservation. The Funds investment objective is fundamental.

The following fundamental restrictions apply to the Viking Large-Cap Value Fund (Large-Cap Fund).

Large-Cap Fund
The Large-Cap Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

10. Invest in companies for the purpose of exercising control or management.

11. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

12. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

13. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depository Receipts (ADRs).

The Viking Small-Cap Value Fund seeks long-term total return and capital preservation. The Funds investment objective is fundamental.

The following fundamental restrictions apply to the Viking Small-Cap Value Fund (Small-Cap Fund).

Small-Cap Fund
The Small-Cap Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

11. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

12. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depository Receipts (ADRs).

The Viking Large-Cap Value Fund has a non-fundamental policy whereby the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. The Fund currently defines large-cap companies as companies with total market value of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has fallen below $3 billion. The Viking Small-Cap Value Fund has a non-fundamental policy whereby the Fund normally invests at least 80% of its net assets in equity securities of small Capitalization companies. The Fund currently defines small cap companies as companies with total market value of no more than $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a companys securities after it has grown beyond $3 billion. These non-fundamental 80% policies for the Large-Cap Fund and the Small-Cap Fund cannot be changed without 60 days notice to shareholders.

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results there from. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal Bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuers pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated investment grade (BBB- or higher), at the time of purchase by a nationally recognized statistical rating service such as Standard and Poors Corporation (S & P), Moodys Investors Service (Moodys) or Fitch Investors Service (Fitch) or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see Description of Bond Ratings for a discussion of the ratings.

With respect to unrated securities, it is also the Funds intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds rated securities and have been determined to be consistent with the Funds objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds. The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuers counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facilitys user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal Lease Obligations. The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the propertys private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds policies on the quality of securities in which they may invest.

Zero-coupon securities. The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuers perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds. Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds pricing policies and certain amortization procedures required by the IRS, the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moodys, S & P, or Fitch.

When-issued securities. Municipal securities are frequently offered on a when-issued basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal funds distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal funds holdings would be affected and the Trustees would reevaluate the Funds investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment companys expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuers portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Funds investment manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. Each Funds investment in such securities is limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Funds total assets with respect to any one investment company and (iii) 10% of the Funds total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations. Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the states municipal bond issuers and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states economies was obtained from external research reports and has not been independently verified by the Funds.

Montana general economic conditions. Montana is the fourth-largest state in area in the U.S. and has a population of 947,621 as of 2007.

The state has recorded four consecutive general fund surpluses during 2003-2007 totaling $521 million. Fiscal 2007 ended with a strong general fund surplus of $149 million or a healthy 8% of budget, bringing the state's unreserved fund balance to an all-time high of $549 million or a very strong 34% of expenditures, compared with just $43 million or 3% of expenditures back in 2003. The state exceeded its 2007 ending unreserved fund balance forecast of $459 million handily by $90 million, despite supplemental appropriations made for wildfires, health and human services, and corrections, among others, as these spending increases were more than offset by strong revenue growth. Cash balances rose to $517 million in 2007, up from $394 million in 2006 and just $34 million in 2003. Overall, general fund revenues for fiscal 2008 were originally budgeted to decline 4%, although with year-to-date figures up 6%. Growth in individual income tax and property taxes should be sufficient to outweigh softness in corporation license/income tax, but overall growth may be less than 6% given a one-time state tax credit in the fourth quarter.

Standard & Poor's Ratings Services raised its rating on the state of Montana's outstanding general obligation (GO) bonds to 'AA' from 'AA-'. The outlook is stable. According to S&P, the raised rating reflects the state's improved financial performance and reserve levels that, even when including a projected spend-down thereof, act as a necessary buffer against the state general fund's historic revenue volatility and one-time expenditure needs through fiscal 2009. An offsetting credit factor includes the state's cyclical economy, with dependence on agriculture, mining, and tourism.

North Dakota general economic conditions. Current projections, by both North Dakota and IHS Global Insight, call for some weakening of the economy, but the projected impact will not be to the same degree as for many other states. Despite the above, North Dakota's strong reserves and conservative management should allow the state to maintain a healthy financial position, even if the economy weakens significantly or oil prices stay low.

To date, while many other states have struggled with a weakening economy, North Dakota has continued to post record revenue performance and its citizenry has remained relatively insulated from the problems plaguing many Americans. The strong performance of two of the state's key sectors-oil production and agriculture-has allowed North Dakota to go against the current national trend. Even with such relative insulation, however, the state has had to make downward revenue adjustments for the 2009-2011 biennium since Gov. John Hoeven's budget was released in December 2008. Even with the downward revenue revision, the state still projects ending the 2009-2011 biennium without drawing on its reserves; by biennium's end in 2011, North Dakota projects its reserves will have risen to nearly $1 billion.

Like the rest of the states, we understand that North Dakota will be eligible for federal stimulus money through the American Recovery and Reinvestment Act
(ARRA). Given its relatively positive financial position, North Dakota projects that some of the expected $583 million will allow the state to push off proposed 2009-2011 biennium spending to the 2013 biennium rather than fix holes in the current budget. Standard & Poor's projects that this will provide North Dakota more revenue flexibility going into the 2013 biennium should there be additional adjustments to revenues.

Economic growth trends have been, in our view, strong, with ongoing year-over-year growth between 2007 and 2008 in several key sectors, including personal income. In addition, on a percentage basis, the state continues to outpace national job growth and can boast one of the lowest unemployment rates in the nation. The rate did, however, jump more than one point in January 2009 to more than 4%, the first time it has been at that level since 1993. Given the state's solid reserve position and history of conservative financial practices, North Dakota remains well positioned to weather the current economic downturn.

Standard & Poor's Ratings Services has raised the issuer credit rating (ICR) on North Dakota to 'AA+' from 'AA', based on their view of the state's continued strong financial management and, given its limited exposure to cyclicality, the ability to generate surpluses with little impact from the current economic downturn. North Dakota's stability throughout economic cycles has long been a positive credit factor, but evidence of the state's strength has grown more apparent during the current recession.

The outlook is stable based on an expectation of high reserves to support the state through a period of potential economic weakening. To maintain the rating, the state will need to manage any expenditure or revenue fluctuations that extend beyond modest adjustments in order to preserve good reserve levels. Additional stability is provided by the state's history of conservative financial management and prudent action when necessary. The state's low level of economic volatility supports the stable outlook as well, particularly in the face of a nationwide economic downturn.

The following is a description of the various types of securities the Value Funds may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a company's operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

American Depositary Receipts. The Fund may invest up to 20% of its net assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign Issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuers portfolio securities. A Fund does not intend to invest in such investment companies unless, in the judgment of the Funds investment manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. Each Funds investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Funds total assets with respect to any one investment company and (iii) 10% of the Funds total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.



TRUSTEES AND OFFICERS

The Funds have a Board of Trustees (Board). The Board is responsible for the overall management of the Funds, including general supervision and review of each Funds investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Funds day-to-day operations. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Funds advisory and sub-advisory contracts and other principal contracts.

The following tables set forth information concerning the trustees and Officers of the Trust.




                                                                            Number of
                                                                            Portfolios in        Other
                                                                            Fund Complex    Directorships
Name, Age and            Position & Length     Principal Occupation         Overseen by     Held by Outside
Address                  of Time Served*       During Past 5 Years          Trustee         Fund Trustee
---------------------------------------------------------------------------------------------------------
Mike Timm (71)           Trustee               Retired; President and               4            NA
1800 2nd St. SE          since                 General Manager, Timm Moving
Minot, ND 58701          1999                  and Storage (1959-2000); State
                                               Representative, North Dakota
                                               House of Representatives (1973-
                                               2006); Speaker of the North
                                               Dakota House of Representatives
                                               (1997).

Peter C. Zimmerman (43)  Trustee               General Manager, Holiday Inn         4            NA
1313 Hiawatha St.        since                 Riverside (1995-present).
Minot, ND 58701          2004

Shannon D. Radke (42)**  President,            President, Viking Fund Management,   4       Governor,
1316 10th St SW           Treasurer                                                          Viking Fund
Minot, ND 58701          and Trustee           LLC (1998-present); President,               Management, LLC;
                         since 1999            Viking Fund Distributors, LLC            Governor, Viking Fund
                                               (1999-present).                          Distributors, LLC




*Pursuant to the Trusts Trust Instrument, each Trustee shall hold office for life until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares. Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

**Indicates the Board member is considered an interested person under federal securities laws. Mr. Radke is an interested person by virtue of the fact that he is an officer of Viking Fund Management, LLC (Viking Management or investment adviser).

The Trusts Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

The following table sets forth information concerning the compensation of the trustees of the Trust for the year ended December 31, 2008. The compensation represents the total compensation paid to Trustees by all of the Funds in the Viking Fund complex The Funds do not have any retirement plans for their Trustees.

Name and Position with the Trust     Aggregate Compensation from the Trust
--------------------------------     -------------------------------------
Mike Timm                                           $2,000
Trustee

Peter C. Zimmerman                                  $2,000
Trustee

Shannon D. Radke                                      $0
President, Treasurer and Trustee

As of April 17, 2008, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Tax-Free Fund for Montana.

As of April 17, 2008, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Tax-Free Fund for North Dakota.

As of April 17, 2008, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Large-Cap Value Fund.

As of April 17, 2008, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Small-Cap Value Fund.

Trustee Ownership of Fund Shares

The following table provides information regarding the dollar range of equity securities beneficially owned by each Trustee (1) in each Fund and (2) in the investment companies in the Viking Fund complex, as a whole, as of December 31, 2008.




Trustee                 Dollar Range of Equity Securities                  Aggregate Dollar Range of Equity
                        Owned in Each Fund                                 Securities in All Registered
                                                                           Investment Companies
                                                                           Overseen
                                                                           in Fund Complex
-----------------------------------------------------------------------------------------------------------
Mike Timm              Tax-Free Fund for Montana: none                     $10,001-$50,000

                       Tax-Free Fund for North Dakota: none

                       Large-Cap Value Fund: $1-$10,000

                       Small-Cap Value Fund: $1-$10,000
-----------------------------------------------------------------------------------------------------------
Peter C. Zimmerman     Tax-Free Fund for Montana: none                     none

                       Tax-Free Fund for North Dakota: none

                       Large-Cap Value Fund: none

                       Small-Cap Value Fund: none
-----------------------------------------------------------------------------------------------------------
Shannon D. Radke*      Tax-Free Fund for Montana: none                     $10,001-$50,000

                       Tax-Free Fund for North Dakota: none

                       Large-Cap Value Fund: $10,000-$50,000

                       Small-Cap Value Fund: $1-$10,000
-----------------------------------------------------------------------------------------------------------




*Indicates the Board member is considered an interested person under federal securities laws. Mr. Radke is an interested person by virtue of the fact that he is an officer of Viking Fund Management, LLC.

PORTFOLIO HOLDINGS INFORMATION
It is the Trusts policy to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Trusts Board of Trustees.

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a) The Investment Adviser;
(b) Sub-adviser, and Sub-adviser candidates for the Funds (and their access persons);
(c) Administrator;
(d) Fund Accountant;
(e) Custodian and sub-custodians of the Funds;
(f) Auditors of the Funds;
(g) Legal counsel for the Trust and the independent Trustees;
(h) Companies that provide analytical services to the Funds, the Investment Adviser and Sub-adviser;
(i) Pricing services employed by the Funds;
(j) Proxy voting services employed by the Funds;
(k) Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);
(l) Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
(m) Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may grant exceptions to permit additional disclosure of non-public portfolio holdings information at differing times and with differing lag periods to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions regarding the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. In such cases, disclosure of a Funds portfolio holdings information may be made only with the prior written approval of the Funds Chief Executive Officer, Chief Financial Officer or Chief Compliance Officer (CCO)

Each Fund may disclose its portfolio holdings to the Funds Principal Underwriter for use in marketing the Funds shares. This use may include a partial or complete listing of a Funds portfolio on an advertisement or in sales literature. The Underwriter, however, may not use the portfolio holdings information or provide access to the information to third parties (including layout or design firms, print shops or the media) prior to the date of filing of the Funds Annual Report to shareholders, Semi-Annual Report to shareholders or quarterly holdings report on Form N-Q.

The Funds may distribute (or authorize a service provider to distribute) complete or partial lists of portfolio holdings to ratings and ranking agencies for a legitimate business purpose (which shall not include the receipt of compensation as consideration for the disclosure). The information current to each quarter end is provided no earlier than the date of filing of the Annual Report to Shareholders, Semi-Annual Report to Shareholders or quarterly holdings report on Form N-Q.

The Trusts Chief Compliance Officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Trusts Board of Trustees on a quarterly basis. The policies of the Funds Sub-advisers are monitored by their respective compliance staff and any violations are required to be reported to the Funds Chief Compliance Officer and the Board of Trustees of the Funds. In no event shall the Investment Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds portfolio holdings.

Any conflict between the interests of the Funds shareholders and the interests of the Investment Adviser, Underwriter, any affiliates, or a Sub-adviser will be reported to the Board for review prior to dissemination of the portfolio holdings information. The Board will permit the disclosure if it is in the best interest of the Funds shareholders.

The Funds, the investment manager and the principal underwriter have adopted a code of ethics (the Code) which restricts the personal securities transactions of their employees. Its primary purpose is to ensure that personal trading by employees neither interferes with Fund portfolio transactions nor otherwise takes unfair or inappropriate advantage of an employees relationship to the Funds. The investment personnel and access persons who comply with applicable preclearance procedures and disclosure procedures may be permitted to purchase, sell or hold certain types of securities, including securities which also may be or are held in the Funds, for their own accounts. The Code is on public file with, and available from, the Securities and Exchange Commission (SEC).

The Tax-Free Funds do not invest in voting securities. The Value Funds do invest in voting securities thus the Board has given authority to the Value Funds investment sub-adviser, Fox Asset Management, LLC (Fox), to vote proxies relating to portfolio securities. The proxy voting policies of Fox are filed as an appendix to the SAI. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-933-8413 and on the Securities and Exchange Commissions website at www.sec.gov.


MANAGEMENT AND OTHER SERVICES

The Board has overall responsibility for the management of the Funds. Viking Management, located at 116 1st St SW Suite C, Minot, North Dakota 58701, is the Funds investment manager. Shannon D. Radke who is an Officer and Trustee of the Funds is also an Officer, Governor and principal owner of Viking Management.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds portfolios on a day-to-day basis since the Funds inception. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free Fund for Montana paid $52,090, $51,616 and $55,187 of investment advisory fees after a partial waiver for the years ended December 31, 2008, 2007 and 2006. The Tax-Free Fund for North Dakota paid $26,753, $29,312 and $21,949 of investment advisory fees after a partial waiver for the years ended December 31, 2008, 2007 and 2006. The Large-Cap Fund paid $32,108, $35,201 and $27,845 of investment advisory fees for the years ended December 31, 2008, 2007 and 2006. The Small-Cap Value Fund paid $38,007, $39,396 and $30,925 of investment advisory fees after a partial waiver for the years ended December 31, 2008, 2007 and 2006.

Under a sub-advisory agreement between Fox Asset Management LLC ("Fox") and the investment manager, Fox provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. Fox is a subsidiary of Eaton Vance Corp. and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey, 07701. As of March 31, 2009, Fox managed assets of more than $1.6 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. Fox provides its services to the Large-Cap Fund under a multiple-manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 73 years. Mr. William E. Dodge, CFA, Lead Portfolio Manager, who joined Fox in 2005, serves as the Chief Executive Officer and Chief Investment Officer of Fox. Prior to joining Fox, Mr. Dodge was with Nine Gates Capital Management, an investment firm he founded in 2003. From 1999 to 2002, he was President and Chief Investment Officer of Delaware Investment Advisers, Inc. Mr. Bradley S. Daniels, CFA, Managing Director and Director of Research, joined Fox in 2006. From May 2004 until 2006, Mr. Daniels was a Senior Equity Analyst at Rorer Asset Management. Previously he worked at Schlarbaum Capital Management LP and Miller Anderson & Sherrerd/ Morgan Stanley. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Fox has served as sub-adviser to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $25 million and 0.35% to the Fund's daily net assets in excess of $25 million. For the year ended December 31, 2008, the investment manager paid the sub-adviser $18,110 as compensation for its services provided to the Large-Cap Fund.

Other Accounts Managed

The following table lists the number and types of accounts managed by members of the Team and assets under management in those accounts as of December 31, 2009:


                          Registered                  Pooled
                          Investment    Assets        Assets      Assets                   Assets
                          Company       Managed      Vehicle      Managed      Other       Managed
Portfolio Manager         Accounts    ($ millions)   Accounts  ($ millions)    Accounts   ($ millions)
William E. Dodge, CFA        1            15.3         0           0              347        1,554.0
J. Bradley Ohlmuller, CFA    1            15.3         0           0               83          825.4
Bradley S. Daniels, CFA      0            0            0           0              224          718.3




As accounts are managed using a team approach, some accounts and assets have been counted multiple times. Wrap accounts are included in the Other Accounts category, and each Wrap sponsor is counted as one account.

Fox provides its services to the Small-Cap Fund under a multiple manager, Portfolio Management Team ("Team"). The Team currently consists of three senior portfolio managers with combined securities industry experience of 49 years. Mr. Gregory Greene, CFA, serves as Lead Portfolio Manager for the Small-Cap Fund. Mr. Greene, who joined Fox in 1998, serves as Managing Director at Fox, and as a member of the Mid-Cap Management Team at Fox which he founded in 2001. Mr. J. Bradley Ohlmuller, CFA, who joined Fox in 2004, serves as a Principal of Fox. From 2001 to 2004, Mr. Ohlmuller served as Vice President and Research Analyst at Goldman Sachs. Mr. Robert J. Milmore, CFA, who joined Fox in 2005, is a Vice President at Fox. He was formerly a Manager of International Treasury at Cendant Corporation, Vice President and Senior Equity analyst at Arnhold & S. Bleichroder and Morgan Stanley Dean Witter. Fox has served as sub-adviser to the Fund since the Fund's
inception.    As compensation for its services to the Fund, Viking Management pays Fox monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $5 million, 0.45% to the Fund's daily net assets on the next $10 million, 0.50% to the Fund's daily net assets on the next $10 million, 0.55% to the Fund's daily net assets on the next $10 million and 0.60% to the Fund's daily net assets in excess of $35 million. For the year ended December 31, 2008, the investment manager paid the sub-adviser $15,245 as compensation for its services provided to the Small-Cap Fund.

The following table lists the number and types of accounts managed by Mr. Greene, Mr.Ohlmuller, and Mr. Milmore and assets under management in those accounts as of December 31, 2008:



                         Registered                  Pooled
                         Investment     Assets       Assets       Assets                    Assets
                         Company       Managed       Vehicle      Managed       Other       Managed
Portfolio Manager        Accounts   ($ millions)    Accounts   ($ millions)    Accounts   ($ millions)
Gregory R. Greene, CFA       3           70.7          0              0         115          522.8
J. Bradley Ohlmuller, CFA    3           70.7          0              0         267          687.3
Robert J. Milmore, CFA       3           70.7          0              0          86          297.9




Wrap accounts are included in the Other Accounts category, and each Wrap sponsor is counted as one account.

Conflicts of Interest

The potential material conflicts of interest that may arise in connection with a portfolio managers management of the Value Funds and the management of his other accounts include:

(1) A conflict between the investment strategy of the Value Funds and the investment strategy of the other accounts managed by the portfolio manager.

(2) A conflict in allocation of investment opportunities between the Value Funds and other accounts managed by the portfolio manager. However, Fox's trading rotation policy is designed to achieve fair and equitable allocation of investment opportunities regardless of account size or other characteristics.

Compensation

The portfolio manager for the Tax-Free Funds, Shannon D. Radke, is paid a salary. Although the salary is subject to periodic adjustment, it is not based on Fund performance or the value of assets held in the Funds portfolio.

Fox's portfolio manager compensation is comprised of a base salary fixed from year to year, annual bonus and stock options, the latter two being based on individual performance and firm profitability. The annual bonus related to individual performance is largely a function of the portfolio managers investment performance versus his benchmark(s) over multiple time periods. For large-cap equity accounts, the benchmark is the Russell 1000 Value Index; for small-cap equity accounts, the benchmark is the Russell 2000 Value Index. No differences exist between methods used to determine the portfolio managers compensation across different accounts.

Ownership of Securities

Shannon D. Radke, portfolio manager for the Tax-Free Funds, beneficially owns between $10,000 and $50,000 of shares in the Large-Cap Fund and between $1 and $10,000 of shares in the Small-Cap Fund. None of the portfolio managers for the Value Funds own shares in the Funds.

As described in the Funds' prospectus, Viking Fund Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through August 1, 2009, so that the Tax-Free Funds total annual operating expenses during this period will not exceed 0.85% of their average daily net assets on an annual basis, the Large-Cap Fund's total annual operating expenses during this period will not exceed 1.20% of its average daily net assets on an annual basis and the Small-Cap Funds total annual operating expenses during this period will not exceed 1.50% of its average daily net assets on an annual basis. Additionally, Viking Fund Management has contractually agreed to waive its fees or reimburse each Fund for its expenses from August 1, 2009 through April 29, 2010, so that the Tax-Free Funds' total annual operating expenses during this period will not exceed 1.07% of their average daily net assets on an annual basis. These contractual waivers may not be altered by the investment manager during the stated period.

The Advisory Agreement and Sub-advisory Agreement each were approved by the Board (including all of the Trustees who are not interested persons of the Fund, as defined under the 1940 Act) and by the shareholders of the Fund in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and, in order to continue to be in effect thereafter, it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not interested persons of the Advisor or the Fund, and by
(2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.


The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. For the year ended December 31, 2008 the Tax-Free Fund for North Dakota recognized $5 for transfer-agent services and the Large-Cap Fund recognized $11 for accounting services. After fee waivers, no other fees for administrative services, portfolio accounting and transfer agent services were recognized by the Funds.

Custodian. First Western Bank and Trust, 2200 15th St SW, Minot, North Dakota 58701, serves as custodian of the securities and other assets of the Funds.

Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as each Funds independent auditor.

PORTFOLIO TRANSACTIONS

Viking Management and the sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer. In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entities performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

For the fiscal years ended December 31, 2008, 2007 and 2006, no agency transactions were executed by Viking Management on behalf of the Tax-Free Funds as transactions for these Funds were done on a principal basis. Therefore, no brokerage commissions were paid by the Tax-Free Funds during those periods. For the years ended December 31, 2008, 2007 and 2006, the aggregate amount of brokerage commissions paid by the Large-Cap Fund totaled $7,855, $3,344 and $2,352. During the last fiscal year, the sub-adviser directed brokerage transactions for the Large-Cap Fund in the amount of $3,903,105 to a broker because of research services provided resulting in commissions of $5,342. For the years ended December 31, 2008, 2007 and 2006, the aggregate amount of brokerage commissions paid by the Small-Cap Fund totaled $11,426, $5,355 and $5,628. During the last fiscal year, the sub-adviser directed brokerage transactions for the Small-Cap Fund in the amount of $995,573 to a broker because of research services provided resulting in commissions of $1,781. As of December 31, 2008, the Large-Cap Fund owned securities of Wells Fargo as one of its regular broker-dealers. The value of the Funds holdings at Wells Fargo was $88,440 as of December 31, 2008. As of December 31, 2008, no other fund owned securities of its regular broker-dealers.

TAXATION OF THE FUNDS

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify for that treatment during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Funds earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the
Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

* 98% of its taxable ordinary income earned during the calendar year;
* 98% of its capital gain net income earned during the twelve-month period ending October 31 of that year; and
* 100% of any undistributed amounts from the prior year.

Each Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a separate operating series of Viking Mutual Funds (the Trust), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has four separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the other two series, the Value Funds, are diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

As of April 15, 2009, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                        Share Amount          Percentage

TAX-FREE FUND FOR NORTH DAKOTA
Jerry A. Olson and                        73,853.860         12.60%
Linda S. Olson JTWROS
1725 Cherry Drive
Minot, ND 58701

West Brand & Co.                          45,895.396          7.83%
P.O. Box 1090
Minot, ND 58702

LARGE-CAP VALUE FUND
The Community YMCA Foundation             54,588.708         13.53%
113 Tindall Road
Middletown, NJ 07748


BUYING AND SELLING SHARES

The Funds continuously offer their shares through securities dealers who have an agreement with Viking Fund Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either
(a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the ex-dividend date).

Initial sales charges. For the Tax-Free Funds, the maximum initial sales charge is 3.75%. For the Value Funds, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced or waived, as described below. The Funds offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. You may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

In order to be sure you obtain a sales charge discount, you should inform your investment representative or Viking Mutual Funds, at the time of purchase, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. The eligible accounts may include accounts held through other financial intermediaries or by related parties such as a spouse, children under the age of 21 and grandchildren under the age of 21

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.
* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.
* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.
* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Funds sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members existing investments, plus the amount of the current purchase.

A qualified group is one that:

* Was formed at least six months ago
* Has a purpose other than buying fund shares at a discount
* Has more than 5 members
* Can arrange for meetings between our representatives and group members
* Agrees to include the Funds sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Sales Charge Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* current and former officers, trustees, governors and employees of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves, for members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings);

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC (Viking Distributors) (the Funds underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons;

* current and former employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory or administrative services related to the Fund pursuant to an agreement with the Fund, Viking Management or one of its affiliates, or any trust, pension, profit-sharing or other benefit plan for such persons;

* in connection with the acquisition of the assets of or merger or consolidation with another investment company;

* through certain investment advisers, broker-dealers, bank trust departments and other financial services firms, acting solely as an agent for their clients under an arrangement whereby the firm receives an asset based fee or other remuneration and does not receive the standard dealer commission on the purchase;

* certain 401(k) or 457 retirement plans if the plan is sponsored by an employer (i) with at least 50 employees or (ii) with retirement plan assets of $250,000 or more;

* foundations and endowments, provided the foundation or endowment has assets of $1 million or more; and

* persons who retain an ownership interest in or who are the beneficial owners of an interest in Viking Management, for themselves or members of their immediate families, for any company or corporation in which such persons own a 25% or greater stake, or any trust, pension, profit sharing or other benefit plan for such persons.

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Funds prospectus.

Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firms policies and procedures, registered representatives expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of your
account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, on the 5th or 20th day of the month in which a payment is scheduled. If the 5th or 20th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholders death or incapacity.

Redemptions in kind. Each Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Funds net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Funds net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Funds marked unable to forward by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions. You will be subject to the investment performance of the shares purchased for you.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for shareholder services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealers responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealers failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the funds liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Viking Fund Distributors, LLC (Viking Distributors) acts as the principal underwriter in the continuous public offering of the Funds shares. Viking Distributors is located at 116 1st St SW Suite C, Minot, ND 58701. Shannon D. Radke who is an Officer and Trustee of the Funds, is also an Officer and Governor of Viking Distributors.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate dollar amount of underwriting commissions Viking Distributors received in connection with the offering of the Funds shares and the net underwriting discounts and commissions Viking Distributors retained after allowances to dealers for the fiscal years ended December 31, 2008, 2007 and 2006.

                                   Aggregate              Amount
                                  Underwriting          Retained by
                                  Commissions($)       Distributors($)

2008
Tax-Free Fund for Montana              18,334           17,434
Tax-Free Fund for North Dakota          2,982              886
Large-Cap Value Fund                    6,460            3,963
Small-Cap Value Fund                    8,164            3,809

2007
Tax-Free Fund for Montana               9,727            7,814
Tax-Free Fund for North Dakota          2,557            1,978
Large-Cap Value Fund                   19,055            9,212
Small-Cap Value Fund                   17,851            8,091

2006
Tax-Free Fund for Montana              52,534           11,654
Tax-Free Fund for North Dakota          2,050              435
Large-Cap Value Fund                   17,420            2,673
Small-Cap Value Fund                   18,753            2,809


Viking Distributors may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Funds for acting as underwriter.

Distribution and service(12b-1) fees. The Funds have adopted a distribution and service plan dated July 28, 1999 with respect to each Fund (the Plan), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, each Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking Distributors of up to 0.25% annually of the average daily net assets of the Funds. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Viking Distributors overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Viking Distributors with respect to each Fund in a particular year. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Funds Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days written notice, by Viking Distributors on not more than 60 days written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Viking Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

PERFORMANCE

For the fiscal year ended December 31, 2008, Viking Distributors expenditures for advertising, promotion, printing and postage, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel and other expenses pursuant to the plan and the amounts the funds paid Viking Distributors under the plan were:

                                     Distributors     Amount
                                     Eligible           Paid by
                                     Expenses ($)     the Fund ($)
Tax-Free Fund for Montana
Advertising and promotion                     33          0
Printing and postage                         616          0
Compensation to underwriters                   0          0
Compensation to broker-dealer             25,397     19,113
Compensation to sales personnel            8,424          0
Overhead expenses                            681          0

Tax-Free Fund for North Dakota
Advertising and promotion                     33          0
Printing and postage                         616          0
Compensation to underwriters                   0          0
Compensation to broker-dealers             8,995      3,637
Compensation to sales personnel              591          0
Overhead expenses                             86          0

Large-Cap Value Fund
Advertising and promotion                     33          0
Printing and postage                         616          0
Compensation to underwriters                   0          0
Compensation to broker-dealers             3,571      7,535
Compensation to sales personnel              433          0
Overhead expenses                            767          0

Small-Cap Value Fund
Advertising and promotion                     33          0
Printing and postage                         616          0
Compensation to underwriters                   0          0
Compensation to broker-dealers             3,709      4,086
Compensation to sales personnel              144          0
Overhead expenses                            767          0

DESCRIPTION OF BOND RATINGS

MOODYS

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt- edged. Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards.Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuers capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligors ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligors ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligors ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligors limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


FOX ASSET MANAGEMENT PROXY VOTING POLICY
(Standard)

Introduction
Fox Asset Management LLC ("Fox") has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox's authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

1.	applies a proxy voting policy consistently;
2.	documents the reasons for voting; and
3.	maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge's ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox's proxy votes through an automated electronic interface.

Voting Policy
Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company's board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox's purchase of the stock does not transfer to automatic voting procedures whereby Fox "rubber stamps" its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox's clients who are supportive of timely--and sometimes controversial-- social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company's chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors
Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

Taft-Hartley Voting
Fox's Taft-Hartley proxy voting standards are based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

This policy crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.

Fox's Taft-Hartley proxy voting guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses-major voting items that can have a significant effect on long-term shareholder value. In addition, Fox considers workplace issues that may have an impact on corporate performance, including:

*	Corporate policies that affect job security and wage levels;
*	Corporate policies that affect local economic development and stability;
*	Corporate responsibility to employees and communities; and
*	Workplace safety and health issues.

Management Proposals

1)	When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

a)	Uncontested election of directors

i)	Fox will assess the attendance.  Poor attendance can be defined as failing to attend 75% of the scheduled board meetings. Other factors to consider are poor company performance as measured against industry group, the independent nature of board and committees, past executive compensation practices, and negligent director oversight.

ii)	In re-electing incumbent directors, the long-term performance of the company relative to its peers-Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

iii)	Existence of any prior SEC violations and/or other criminal
offenses-Fox will not vote in favor of a director nominee who, to Fox's actual knowledge, is the subject of SEC or other criminal enforcement actions.

b)	Approval of auditors provided they are independent as per the Sarbanes-
Oxley Act.
c)	Directors' liability and indemnification proposals will be supported if the provisions conform to state law.  However, provisions which limit liability for breach of duty and gross negligence.
d)	General updating or passing corrective amendments to charter.
e)	Elimination of preemptive rights.
f)	Approval of a stock split.
g)	Separate the positions of Chairman and Chief Executive Officer.

2)	When voting items that have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

a)	Capitalization changes which eliminate other classes of stock and differential voting rights.
b)	Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization.
c)	Stock purchase plans that conform to Section 423 of the Internal
Revenue Code.
d)	Other stock-based plans which are appropriately structured.
e)	Reductions in supermajority vote requirements.
f)	Adoption of antigreen mail provisions.
g)	Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; changes in corporate governance and their impact on shareholder rights, long-term shareholder value preserved by assessing the impact on the company stakeholders including community and work force, and competitiveness strengthened through synergy, not devaluation of assets.
h)	Mutual Funds: Approve or amend investment advisory agreement if there is no fee increase or if the fee is comparable to similar funds.
i)	Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3)	When voting items that have potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

a)	Elimination of cumulative voting.
b)	Capitalization changes which add classes of stock that are "blank check" in nature or that dilute the voting interests of existing shareholders.
c)	Increases in capitalization authorization greater than 50% where management does not offer an appropriate rationale for the increase or that appears to be contrary to the best interests of existing shareholders.
d)	Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.
e)	Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.
f)	Classified board of directors.
g)	Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.
h)	Excessive Compensation or non-salary compensation-related proposals.
i)	Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.
j)	Approve or amend director age restrictions.
k)	Adjournment of meeting in order to solicit additional votes.
l)	"Other businesses as properly come before the meeting" proposals which give a "blank check" to those acting as proxy.

Shareholder Proposals
Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine long-term economic impact and the impact on the interests of shareholders.

1)	When voting shareholder proposals, Fox in general supports the following items:

i)	Adoption of CERES Principles.
ii)	Anti-greenmail provisions.
iii)	Auditors should attend the annual meeting of shareholders.
iv)	Bylaw or charter amendments to be made only with shareholder approval.
v)	Confidential voting.
vi)	Election of the board on an annual basis (declassify the board).
vii)	Elimination of outside directors' retirement benefits.
viii)	Establishing independent audit, nominating, or compensation
committees.
ix)	Expanded reporting of financial or compensation information, within reason.
x)	Opting-out of state business combination provisions.
xi)	Reduction or elimination of supermajority vote requirements.
xii)	Requiring a majority of independent directors on the board.
xiii)	Submit shareholder rights plan (poison pill) to vote, or redeem the plan.
xiv)	Undo various anti-takeover related provisions.

b)	Specific Considerations for Labor Organizations or Mandates
i)	Corporate conduct and human rights.  Principles relating to
company investment in countries with patterns of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).
ii)	Equality principles on sexual orientation.
iii)	Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish fair lending goals.
iv)	Proposals regarding equal employment opportunities and
discrimination.
v)	Reports on foreign military sales and economic conversion
facilities.

c)	Specific Considerations for Religious Organizations or Mandates
i)	Human resources issues.
ii)	Maquiladora Standards and International Operations Policies.
iii)	McBride Principles.
iv)	Military Business.
v)	Proposals regarding equal employment opportunities and
discrimination.
vi)	Requests that companies end their production of legal, but
socially questionable, products.

d)	Specific Considerations for Socially Conscious Organizations or
Mandates
i)	Energy and the environment.
ii)	Equal credit opportunity.
iii)	Equality principles on sexual orientation.
iv)	Human resources issues.
v)	Maquiladora Standards and International Operations Policies.
vi)	Military business.
vii)	Northern Ireland and other human rights related issues.
viii)	Proposals regarding equal employment opportunities and
discrimination.
ix)	Requests that companies end their production of legal, but
socially or morally questionable, products.

2)	When voting shareholder proposals, Fox in general opposes the following items:

i)	Adoption of labor standards for foreign and domestic suppliers.
ii)	Establishing a mandatory retirement age for directors.
iii)	Limiting tenure of directors.
iv)	Proposals which require inappropriate endorsements or corporate actions.
v)	Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the
perspective of ERISA shareholders.
vi)	Requiring directors to own stock before being eligible to be elected.
vii)	Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive.

b)	Specific Considerations for Labor Organizations or Mandates
i)	Spin-off of defense business and tobacco-related business.

c)	Specific Considerations for Religious Organizations or Mandates
i)	Equality principles on sexual orientation.

d)	Specific Considerations for Socially Conscious Organizations or
Mandates
i)	No specific provisions.

3)	When voting shareholder proposals, Fox in general abstains on the following items:

i)	Energy and the environment.
ii)	Equality principles on sexual orientation.
iii)	Human resources issues.
iv)	Maquiladora Standards and International Operations Policies.
v)	Military business.
vi)	Northern Ireland.
vii)	Proposals regarding equal employment opportunities and
discrimination.
viii)	Requests that companies end their production of legal, but
socially questionable, products.

b)	Specific Considerations for Labor Organizations or Mandates
i)	No specific provisions.

c)	Specific Considerations for Religious Organizations or Mandates
i)	No specific provisions.

d)	Specific Considerations for Socially Conscious Organizations or
Mandates
i)	No specific provisions.

Corporate Governance
Corporate governance issues may include, but are not limited to, the following:

1.	Corporate Defenses.  Although Fox will review each proposal on a case-by-
case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders or greatly alter the balance of power between shareholders on one side, and management and the board on the other.

2.	Corporate Restructuring.  These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.


Identification and Resolution of Conflicts with Clients
As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1)	Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox.  An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.
2)	The CCO will compile a list of the companies identified (the "Conflicted
Companies") and provide that list to the Proxy Administrator.
3)	The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the "Proxy Companies"). If a Conflicted
Company is also a Proxy Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1)	If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member) of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting
Policies (the "Policies), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2)	If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member) in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:
a)	The client, in the case of an individual or corporate client;
b)	In the case of a Fund its board of directors, or any committee identified by the board; or
c)	The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its client's proxies would have a material adverse economic impact on Fox's clients' securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping
Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

*	A copy of Fox's proxy voting policies and procedures;
*	Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
*	A record of each vote cast;
*	A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
*	Each written client request for proxy voting records and Fox's written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.



PART C

                              OTHER INFORMATION

Item 23.     Exhibits
----------------------------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Pre-Effective Amendment
                                       No. 1 to Registrants registration
                                       statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to
                                       Pre-Effective Amendment No. 1 to
                                       Registrants registration statement,
                                       filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrants registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrants registration statement, filed
                                May 7, 1999, EDGAR Accession No.
                                0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.
                                               Incorporated by reference to
                                               Registrants registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                        (iii)  Schedule B - Schedule of
                                               Compensation under the
                                               Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds.
                                               Incorporated by reference to
                                               Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrants registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds. Incorporated by reference
                                               to Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Registrants Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC.
                                        Incorporated by reference to
                                        Registrants Registration
                                        Statement, filed August 3, 1999,
                                        EDGAR Accession
                                        No. 0001082744-99-000018.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement.
                                        Incorporated by reference
                                        to Post-Effective Amendment No. 3 to
                                        Registrants registration statement,
                                        filed April 17, 2001 EDGAR Accession
                                        No. 0001082744-01-00008.


                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First Western Bank &
                                       Trust.  Incorporated by reference
                                       to Post-Effective Amendment No. 4 to
                                       Registrants registration statement,
                                       filed April 30, 2002 EDGAR Accession No.
                                       0001082744-02-00015.

                               (2) Appendix D - Schedule of Compensation under the Custodian Contract as amended March 31, 2009. Filed herewith.


                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Incorporated by
                                       reference to Registrants Registration
                                       Statement, filed August 3, 1999, EDGAR
                                       Accession No. 0001082744-99-000018.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Incorporated by reference
                                       to Post-Effective Amendment No. 3 to
                                       Registrants registration statement,
                                       filed April 17, 2001 EDGAR Accession No.
                                       0001082744-01-00008.

                               (3)     Expense Limitation Agreement Between
                                       Viking Mutual Funds and Viking Fund
                                       Management, LLC effective August 3,
                                       1999 through August 1, 2009, as amended
                                       December 5, 2007.  Filed herewith.

                               (4)     Expense Limitation Agreement Between
                                       Viking Tax-Free Fund for Montana, Viking
                                       Tax-Free Fund for North Dakota and Viking
                                       Fund Management, LLC effective August 1,
                                       2009 through April 29, 2010.
                                       Filed herewith.



                  (i)          Opinion and Consent of counsel.  To be filed.

                  (j)          Consent of Independent Auditors. Filed herewith.

                  (k)          Other Financial Statements.
                               None.

                  (l)          Initial Capital Agreements.  None.

                  (m) Plan Pursuant to Rule 12b-1. Incorporated by reference to Registrants Registration Statement, filed August 3, 1999, EDGAR Accession No. 0001082744-99-000018.

                  (n)          Rule 18f-3.  None.

                  (o)          Reserved.

                  (p) Code of Ethics. Incorporated by reference to N-CSR/A, filed March 10, 2005 EDGAR Accession No. 0001082744-05-000014.


Item 24.     Persons Controlled by or under Common Control with Registrant
---------------------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
--------------------------------------

     A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (Covered Person) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (Action) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (Disabling Conduct), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (1940 Act), of the Registrant (Independent Trustees), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (Series) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
-------------------------------------------------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                       BUSINESS AND OTHER CONNECTIONS
----------                       -------------------------------------------

Shannon D. Radke     Trustee, President and Treasurer, Viking Mutual
                                 Funds; Governor and President, Viking Fund
                                 Distributors, LLC; Partner, Double the Back
                                 Property Group, LLC, 1316 10th St, SW, Minot, ND 58701; Agent, Coldwell Banker, 1st Minot Realty, 219 S. Main, Minot, ND 58701.

Bruce I. Christianson   Member, General Manager and Governor, South
                                 Park Financial Group, LLC, 601-18th Ave. SE,
                                 Suite 2, Minot, ND 58701-6732; Partner until
                                 12/97 and Employee 01/98 to present, Magic City Financial Group, Limited Partnership, 601-18th Ave. SE, Suite 2, Minot, ND 58701-6732.

John D. Stewart          President and Owner, Fisher Motors, Inc., 1111
                                 20th Ave. SW, Minot, ND 58701; President and
                                 Owner, Glacial Holdings, Inc., 2501 Bel Air
                                 Place, Minot, ND 58703; Director and Past
                                 Chairman, Minot Area Development Corporation, 1020 20th Ave. SW, Minot, ND 58701; C.P.A.

Roger Tollefson           President, Tollefsons Retail Group, 2100 S.
                                 Broadway, Minot, ND 58701.

Patrick Murphy           President, Murphy Motors, Inc., 1801 2nd Ave. W.,
                                 Williston, ND, 58801.

F. Bruce Walker         Broker/Owner, Coldwell Banker, 1st Minot Realty,
                                 219 S. Main, Minot, ND 58701

     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 116 1st St SW Suite C, Minot, North Dakota 58701

Item 27.  Principal Underwriters
---------------------------------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, also serves as the principal underwriter for the Meehan Focus Fund.


     (b) Set forth below is information concerning the directors and officers of the Registrants principal underwriter. The principal business address of each of the persons listed is 116 1st St SW Suite C, Minot, North Dakota 58701, which is also the address of the Registrants principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
---------            ---------------------          ---------------------

Shannon D. Radke   Governor, President              Trustee, President,
                                                          Treasurer

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
------------------------------------------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated there under with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 116 1st St SW Suite C, Minot, North Dakota 58701, and/or Fox Asset Management, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey, 07701.

Item 29.     Management Services
------------------------------------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
--------------------------------------

          None.




                                 SIGNATURES
                                 ----------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS certifies That it meets all of the requirements for effectiveness of this registration Statement under rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 20th day of April, 2009.

                             VIKING MUTUAL FUNDS


                            /s/Shannon D. Radke
                      By:--------------------------------
                            Shannon D. Radke
                            President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                      Date
---------------                     ----------------               ------------

/s/Mike Timm*                  Trustee                   April 20, 2009
----------------------------
Mike Timm

/s/Peter C. Zimmerman*    Trustee                   April 20, 2009
----------------------------
Peter C. Zimmerman

/s/Shannon D. Radke         President,              April 20, 2009
---------------------------             Treasurer, Trustee
Shannon D. Radke

*Signed by power of attorney dated April 28, 2004

April 20, 2009